Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Taxation
30.	Taxation

a)	Provision for Income Taxes

The reconciliation of the combined Canadian Federal and Provincial statutory income tax rate of 26.5% (2024: 26.5%) to the effective tax rate is as follows:

	2025 $	2024 $
(Loss) before income taxes	63,543,458	(28,532,195)
Expected income tax recovery based on statutory rate	16,839,000	(7,561,000)
Adjustment to expected income tax recovery:
Change in foreign exchange rates
Permanent differences and other	320,000	(11,727,000)
Provision to return adjustment	(1,110,000)	(95,000)
Share based compensation	3,501,000	5,101,000
Other
Change in unrecorded deferred tax asset	(19,550,000)	14,282,000
Current tax provision (recovery)	-	-
Deferred income tax provision (recovery)	-	-

The Company expensed $1,137,731 of taxes paid related to prior periods in the year ended December 31, 2025.

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities.

	2025 $	2024 $
Non-capital loss carry-forwards	23,777,000	27,054,000
Undepreciated capital cost (UCC)	24,000	24,000
Reserves	262,814	299,000
Share issue costs	2,000	74,000
Exploration and evaluation assets	5,112,000	5,112,000
Investments	8,040,907	-
Intangible assets	-	2,576,000
Capital losses carried forward	17,045,000	17,045,000
Total	54,263,721	52,184,000

The Company has approximately $52,378,000 of non-capital loss carry forwards in Canada which may be used to reduce the taxable income of future years. These losses expire from 2026 to 2045.